Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net loss	$ (56,953)	$ (78,442)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation, accretion and amortization expense	124,209	120,038
Amortization of favorable and unfavorable rate revenue contracts, net	19,524	20,325
Gain on sale of renewable energy facilities	(37,116)	0
Impairment of renewable energy facilities	1,429	0
Amortization of deferred financing costs and debt discounts	10,013	15,219
Unrealized loss on U.K. interest rate swaps	2,425	30,647
Unrealized loss on commodity contract derivatives, net	2,652	5,201
Recognition of deferred revenue	(6,069)	(4,373)
Stock-based compensation expense	5,200	2,446
Unrealized (gain) loss on foreign currency exchange, net	(4,336)	2,113
Loss on receivables - affiliate	0	845
Deferred taxes	3,693	1,909
Other, net	4,922	(86)
Changes in assets and liabilities:
Accounts receivable	(30,436)	(31,252)
Prepaid expenses and other current assets	212	(9,143)
Accounts payable, accrued expenses and other current liabilities	11,442	4,699
Deferred revenue	199	(546)
Other, net	4,277	4,769
Net cash provided by operating activities	55,287	84,369
Cash flows from investing activities:
Capital expenditures	(5,068)	(37,372)
Proceeds from sale of renewable energy facilities, net of cash and restricted cash disposed	177,235	0
Proceeds from renewable energy state rebate	15,542	0
Proceeds from reimbursable interconnection costs	6,646	0
Acquisitions of renewable energy facilities from third parties, net of cash and restricted cash acquired	0	(4,064)
Net cash provided by (used in) investing activities	194,355	(41,436)
Cash flows from financing activities:
Borrowings of non-recourse long-term debt	79,835	3,980
Principal payments and prepayments on non-recourse long-term debt	(141,613)	(63,925)
Revolver repayment	(55,000)	0
Sale of membership interests and contributions from non-controlling interests in renewable energy facilities	6,935	15,266
Distributions to non-controlling interests in renewable energy facilities	(17,125)	(13,788)
Net SunEdison investment	7,436	28,671
Due to SunEdison and affiliates, net	(3,311)	(10,885)
Debt financing fees	(3,735)	(4,500)
Other financing activities	(133)	0
Net cash used in financing activities	(126,711)	(45,181)
Net increase (decrease) in cash, cash equivalents and restricted cash	122,931	(2,248)
Net change in cash, cash equivalents and restricted cash classified within assets held for sale	54,806	(41,896)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	2,336	(3,094)
Cash, cash equivalents and restricted cash at beginning of period	682,837	793,033
Cash, cash equivalents and restricted cash at end of period	862,910	745,795
Supplemental Disclosures:
Cash paid for interest	121,694	118,942
Cash paid for income taxes	$ 0	$ 0